Earnings per share - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net income attributable to equity holders of the parent - basic	$ 325,638	$ 106,683
Convertible notes interest expense	0	12,032
Net income attributable to equity holders of the parent - diluted	$ 325,638	$ 118,715
Basic weighted average number of shares (in shares)	54,926,939	55,502,389
Effect of dilutive potential basic shares:
Restricted stock (in shares)	2,259,164	2,283,834
Convertible Notes (in shares)	0	6,825,428
Dilutive shares (in shares)	2,259,164	9,109,262
Diluted weighted average number of shares (in shares)	57,186,103	64,611,651
Earnings Per Share:
Basic (in dollars per share)	$ 5.93	$ 1.92
Diluted (in dollars per share)	$ 5.69	$ 1.84